PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Other legal proceedings	R$ 47,419,219	R$ 48,454,570
Labor proceedings	2,894,042	2,580,452
Civil proceedings	3,845,589	2,964,501
Tax proceedings	38,597,353	41,326,595
Environmental proceedings	2,082,235	1,583,021
Updated amount	R$ 11,020	R$ 10,620